Share Capital - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) shares day $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 11, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Common shares repurchased for cancellation (in shares) | shares	129,036	1,085,676
Cost of common shares repurchased and cancelled	$ 10.0	$ 65.3
Increase (decrease) in number of ordinary shares issued (in shares) | shares	3,108,450
Treasury price per share (in cad per share) | $ / shares	$ 92.50
Gross proceeds from issuing shares	$ 287.5
Proceeds from issue of share capital, net of transaction costs	277.8	0.0
Dividends declared included in trade and other payables	22.3	20.0
Net share-based compensation expense	60.1	26.0
Expense related to amortization of fair value of options granted	75.6	30.2
Reclassification adjustments on cash flow hedges, net of tax	15.5	$ (4.2)
Number of share options outstanding in share-based payment arrangement (in shares) | shares		281,061
Outstanding fair value	$ 95.5	$ 60.4
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum common shares authorized to be repurchased (in shares) | shares			2,281,339
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement		3 years
Number of trading days | day	5
Number of share units granted | shares	121,498	150,591
Number of units paid | shares	127,173	148,327
Payments made for RSUs	$ 10.2	$ 8.0
Outstanding fair value	$ 20.2	$ 12.7
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period for share-based payment arrangement	3 years
Number of trading days | day	5
Number of share units granted | shares	183,388	263,434
Number of units paid | shares	284,209	318,058
Outstanding fair value	$ 51.5	$ 32.8
PSUs | Bottom of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	0.00%
PSUs | Top of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	200.00%
PSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted | shares	177,897	253,938
Fair value of share units granted	$ 15.7	$ 14.5
Number of units paid | shares	284,209	318,058
Amount of units paid	$ 28.2	$ 15.3
DSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Percentage of compensation	70.00%
Number of trading days | day	10
Number of share units granted | shares	26,146	28,871
Fair value of share units granted	$ 1.9	$ 1.6
DSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted | shares	26,146	28,871
Number of units paid | shares	24,081	0
Fair value of outstanding and vested DSUs	$ 23.8	$ 14.9
Performance Share Units (PSUs), Return On Equity Weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target	60.00%
Performance Share Units (PSUs), Total Shareholder Return Weighting
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target	40.00%
Officers and employees | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted | shares	118,259	145,884
Fair value of share units granted	$ 9.5	$ 8.0